STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Participant directed investments, at fair value	$ 1,161,341,933	$ 988,176,374
Receivables:
Notes receivable from participants	45,074,863	37,900,597
Employer contributions	776,347	648,942
Participant contributions	3,817,160	3,439,682
Receivables	49,668,370	41,989,221
NET ASSETS AVAILABLE FOR BENEFITS	1,211,010,303	1,030,165,595
Interest and non-interest bearing cash
ASSETS
Participant directed investments, at fair value	0	1,032,890
Common collective trust funds
ASSETS
Participant directed investments, at fair value	740,719,947	618,130,795
Registered investment companies
ASSETS
Participant directed investments, at fair value	388,407,577	332,036,474
Lithia Motors, Inc. Common Stock
ASSETS
Participant directed investments, at fair value	$ 32,214,409	$ 36,976,215